Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of financial instruments by category	Financial instruments by category

AS AT DECEMBER 31, 2021 (In € thousand)	Assets at fair value through profit and loss	Assets at amortized costs	Total
ASSETS AS PER BALANCE SHEET
Trade receivables	—	44,013	44,013
Other assets[5]	—	11,522	11,522
Cash and cash equivalents	—	346,686	346,686
ASSETS	—	402,221	402,221
[5]Prepayments and tax receivables and other non-financial assets are excluded from the other assets balances, as this analysis is required only for financial instruments.

AS AT DECEMBER 31, 2021 (In € thousand)	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
LIABILITIES AS PER BALANCE SHEET
Borrowings	—	57,834	57,834
Trade payables and accruals	—	68,119	68,119
Tax and employee-related liabilities[6]	—	10,101	10,101
Lease liabilities	—	56,822	56,822
Refund liabilities	—	254,581	254,581
Other liabilities[7]	—	44	44
LIABILITIES	—	447,502	447,502
[6]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
[7]Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

AS AT DECEMBER 31, 2022 (In € thousand)	Assets at fair value through profit and loss	Assets at amortized costs	Total
ASSETS AS PER BALANCE SHEET
Trade receivables	—	23,912	23,912
Other assets[5]	—	11,988	11,988
Cash and cash equivalents	—	289,430	289,430
ASSETS	—	325,330	325,330
[5]Prepayments and tax receivables and other non-financial assets are excluded from the other assets balances, as this analysis is required only for financial instruments.

AS AT DECEMBER 31, 2022 (In € thousand)	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
LIABILITIES AS PER BALANCE SHEET
Borrowings	—	98,806	98,806
Trade payables and accruals	—	41,491	41,491
Tax and employee-related liabilities[6]	—	10,778	10,778
Lease liabilities	—	53,574	53,574
Refund liabilities	—	143,085	143,085
Other liabilities[7]	—	32	32
LIABILITIES	—	347,767	347,767

[6]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
[7]Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

Disclosure of credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

(In € thousand)	As at December 31,
	2022	2021
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	757	289
Receivables from governmental institutions (AA-country)	3,620	23,086
Receivables from governmental institutions (A-country)	—	606
AA	—	2
A	4,861	3,442
Counterparties without external credit rating or rating below A	14,674	16,589
TRADE RECEIVABLES	23,912	44,013

OTHER ASSETS
A	11,296	11,296
Assets from governmental institutions (AA-country)	151	199
Counterparties without external credit rating or rating below A	541	27
OTHER ASSETS	11,988	11,522

CASH AND CASH EQUIVALENTS
AA	11,557	3,457
A	272,719	332,361
Counterparties without external credit rating or rating below A	5,154	10,868
CASH AND CASH EQUIVALENTS	289,430	346,686